Financial Instruments and Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 597,873	$ 471,376	$ 485,844
Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 597,873	452,241	463,075
Promissory Note
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk		19,105	16,630
Derivative Financial Assets
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk		$ 30	$ 6,140